Accounts Receivable, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, net
Accounts receivable	$ 2,378,341	$ 5,108,658	$ 22,651,618
Allowance for credit losses:
Balance at beginning of the year	(159,414)	(1,168,516)	(1,161,955)
(Additions) reversal provisions	90,526	(91,369)	(34,005)
Write-off	22,922	1,101,163	28,367
Foreign exchange effect	2,232	(692)	(923)
Balance at end of the year	(43,734)	(159,414)	(1,168,516)
Accounts receivable, net	$ 2,334,607	$ 4,949,244	$ 21,483,102